Commitments and contingencies (Details Narrative) $ in Millions				1 Months Ended	12 Months Ended
	Nov. 26, 2024 AIRCRAFT	Oct. 10, 2022 AIRCRAFT	Dec. 28, 2017 AIRCRAFT	Nov. 30, 2021 AIRCRAFT	Dec. 31, 2025 USD ($) AIRCRAFT	Dec. 31, 2024 USD ($) AIRCRAFT	Dec. 31, 2017 AIRCRAFT	Dec. 31, 2011 AIRCRAFT
IfrsStatementLineItems [Line Items]
Possible contingencies amount | $					$ 19.8	$ 37.1
Possible contingencies related to legal matters | $					1.8	2.1
Possible contingencies related to labor matters | $					3.3	5.0
Possible contingencies related to other contributions matters | $					$ 14.7	$ 30.0
Operating Leases Established From Airbus Purchase Agreements [Member]
IfrsStatementLineItems [Line Items]
Number of aircraft purchased					16	14
A 320 Neo Model [Member]
IfrsStatementLineItems [Line Items]
Number of aircraft purchased							46	30
A 320 Neo Model [Member] | Operating Leases Established From Airbus Purchase Agreements [Member]
IfrsStatementLineItems [Line Items]
Number of aircraft purchased	131		80	39
Number of aircraft converted				19
A 321 Neo Model [Member]
IfrsStatementLineItems [Line Items]
Number of aircraft purchased							34
A 321 Neo Model [Member] | Operating Leases Established From Airbus Purchase Agreements [Member]
IfrsStatementLineItems [Line Items]
Number of aircraft purchased		25